Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 56.5%
	Aerospace & Defense: 1.3%
312,638	Amentum Government Services Holdings LLC 2022 Term Loan, 8.906%, (TSFR1M + 4.000%), 02/15/29	$291,534	0.2
318,413	Atlas CC Acquisition Corp Term Loan B, 9.775%, (TSFR1M + 4.250%), 05/25/28	282,757	0.2
64,762	Atlas CC Acquisition Corp Term Loan C, 9.775%, (TSFR1M + 4.250%), 05/25/28	57,510	0.1
879,365	Peraton Corp. Term Loan B, 9.003%, (TSFR1M + 3.750%), 02/01/28	838,773	0.7
93,802	Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 8.904%, (US0003M + 3.750%), 12/06/28	93,345	0.1
		1,563,919	1.3

	Air Transport: 0.9%
115,000	LaserShip, Inc. 2021 2nd Lien Term Loan, 12.659%, (US0003M + 7.500%), 05/07/29	71,875	0.1
497,425	LaserShip, Inc. 2021 Term Loan, 9.710%, (US0003M + 4.500%), 05/07/28	406,645	0.3
211,306	Savage Enterprises LLC 2021 Term Loan B, 8.410%, (TSFR1M + 3.250%), 09/15/28	210,601	0.2
460,524	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 11.253%, (TSFR1M + 6.000%), 03/24/28	430,590	0.3
		1,119,711	0.9

	Auto Components: 1.6%
684,000	Clarios Global LP 2023 Incremental Term Loan, 8.903%, (TSFR1M + 3.750%), 05/06/30	681,222	0.6
295,899	Holley Purchaser, Inc. 2021 Term Loan, 9.154%, (TSFR1M + 3.750%), 11/17/28	257,677	0.2
229,713	RC Buyer, Inc. 2021 Term Loan, 8.654%, (US0003M + 3.500%), 07/28/28	215,930	0.2
330,200	Truck Hero, Inc. 2021 Term Loan B, 8.904%, (TSFR1M + 3.750%), 01/31/28	302,752	0.2
728,900	Wheel Pros, LLC 2021 Term Loan, 9.773%, (US0003M + 4.500%), 05/11/28	459,207	0.4
		1,916,788	1.6

	Automotive: 1.0%
263,110	Belron Finance US LLC 2018 Term Loan B, 7.625%, (US0003M + 2.250%), 11/13/25	263,219	0.2
184,313	Dealer Tire Financial, LLC Term Loan B2, 9.653%, (TSFR1M + 4.500%), 12/14/27	182,470	0.2
247,703	IXS Holdings, Inc. 2020 Term Loan B, 9.479%, (TSFR1M + 4.250%), 03/05/27	207,916	0.2
403,107	Les Schwab Tire Centers Term Loan B, 8.284%, (US0003M + 3.250%), 11/02/27	396,725	0.3
200,000	RC Buyer, Inc. 2021 2nd Lien Term Loan, 11.753%, (TSFR1M + 6.500%), 07/30/29	181,375	0.1
EUR 24,905	Thor Industries, Inc. 2021 EUR Term Loan, 6.250%, (EUR001M + 3.000%), 02/01/26	26,632	0.0
		1,258,337	1.0

	Basic Materials: 0.8%
590,000	Ineos US Finance LLC 2023 USD Term Loan B, 8.753%, (TSFR1M + 3.500%), 02/18/30	586,435	0.5
398,000	Iris Holdings, Inc. 2022 Term Loan 1L, 9.895%, (TSFR1M + 4.750%), 06/28/28	345,182	0.3
		931,617	0.8

	Beverage & Tobacco: 0.2%
289,192	Triton Water Holdings, Inc Term Loan, 8.659%, (US0003M + 3.500%), 03/31/28	274,713	0.2

	Building & Development: 1.2%
515,608	Applecaramel Buyer, LLC Term Loan B, 8.903%, (TSFR1M + 3.750%), 10/19/27	507,587	0.4
228,595	Cornerstone Building Brands, Inc. 2021 Term Loan B, 8.409%, (US0003M + 3.250%), 04/12/28	208,664	0.2
445,574	CP Atlas Buyer, Inc. 2021 Term Loan B, 9.003%, (US0001M + 3.750%), 11/23/27	403,093	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
131,328		LBM Acquisition LLC Term Loan B, 8.904%, (US0001M + 3.750%), 12/17/27	$120,477	0.1
336,600		LHS Borrower, LLC 2022 Term Loan B, 10.003%, (SOFRRATE + 4.750%), 02/16/29	262,548	0.2
			1,502,369	1.2

		Business Equipment & Services: 1.2%
281,438		Anticimex International AB 2021 USD Incremental Term Loan, 9.050%, (SOFRRATE + 3.900%), 11/16/28	277,216	0.2
273,519		Endure Digital Inc. Term Loan, 8.792%, (US0001M + 3.500%), 02/10/28	249,985	0.2
428,475		Ensono, LP 2021 Term Loan, 9.151%, (US0003M + 3.750%), 05/26/28	385,413	0.3
276,580		Pre-Paid Legal Services, Inc. 2021 Term Loan, 8.904%, (US0001M + 3.750%), 12/15/28	268,144	0.2
348,956		Verifone Systems, Inc. 2018 1st Lien Term Loan, 9.476%, (US0003M + 4.000%), 08/20/25	305,518	0.3
			1,486,276	1.2

		Chemicals & Plastics: 1.3%
441,937		Charter NEX US, Inc. 2021 Term Loan, 9.018%, (TSFR1M + 3.750%), 12/01/27	430,723	0.4
133,333		CPC Acquisition Corp Term Loan, 8.910%, (TSFR1M + 3.750%), 12/29/27	104,222	0.1
109,725		Discovery Purchaser Corporation Term Loan, 9.284%, (TSFR1M + 4.375%), 10/04/29	103,827	0.1
271,991		INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 8.018%, (TSFR1M + 2.750%), 01/29/26	269,738	0.2
7,178	(1)	IPS Corporation 2021 Delayed Draw Term Loan, 8.896%, (US0003M + 3.750%), 10/02/28	6,653	0.0
40,021		IPS Corporation 2021 Term Loan, 9.003%, (US0001M + 3.750%), 10/02/28	37,095	0.0
100,000		NIC Acquisition Corp. Second Lien Term Loan, 12.910%, (TSFR1M + 7.750%), 12/29/28	42,875	0.0
465,000		Starfruit Finco B.V 2023 Term Loan, 8.990%, (TSFR1M + 4.000%), 04/03/28	457,444	0.4
146,988		Trinseo Materials Operating S.C.A. 2018 Term Loan, 7.154%, (US0001M + 2.000%), 09/06/24	139,565	0.1
			1,592,142	1.3

		Clothing/Textiles: 0.1%
170,000		Hanesbrands, Inc. 2023 Term Loan B, 8.903%, (TSFR1M + 3.750%), 03/08/30	168,938	0.1

		Commodities: 0.5%
202,950		Specialty Building Products Holdings, LLC 2021 Term Loan B, 8.410%, (US0001M + 3.250%), 10/15/28	186,207	0.1
532,739		Yak Access, LLC 2023 Term Loan, 11.815%, (TSFR1M + 6.400%), 03/10/28	439,509	0.4
			625,716	0.5

		Communications: 1.2%
296,481		AP Core Holdings II, LLC Amortization Term Loan B1, 10.654%, (US0001M + 5.500%), 09/01/27	283,806	0.2
177,777		AP Core Holdings II, LLC High-Yield Term Loan B2, 10.654%, (US0001M + 5.500%), 09/01/27	170,073	0.2
164,203		Global Tel*Link Corporation 2018 1st Lien Term Loan, 9.503%, (US0001M + 4.250%), 11/29/25	147,023	0.1
160,101	(2)	GTT Communications, Inc. 2022 Holdco Term Loan, 13.998%, (TSFR3M + 4.580%) (PIK Rate 13.998%, Cash Rate 0.000%), 06/30/28	86,455	0.1
202,951		GTT Communications, Inc. 2022 Opco Term Loan, 12.236%, 12/30/27	169,971	0.1
240,713		Tiger Acquisition, LLC 2021 Term Loan, 8.503%, (TSFR1M + 3.250%), 06/01/28	229,254	0.2
340,000		Virgin Media Bristol LLC 2023 USD Term Loan Y, 8.113%, (TSFR1M + 3.250%), 03/31/31	327,037	0.3
			1,413,619	1.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Consumer, Cyclical: 1.0%
424,625	Ascend Learning, LLC 2021 Term Loan, 8.753%, (TSFR1M + 3.500%), 12/11/28	$382,097	0.3
357,757	BIFM CA Buyer Inc. Term Loan B, 8.768%, (TSFR1M + 3.500%), 06/01/26	351,645	0.3
467,650	Bombardier Recreational Products, Inc. 2022 Incremental Term Loan B, 8.653%, (TSFR1M + 3.500%), 12/13/29	464,922	0.4
		1,198,664	1.0

	Consumer, Non-cyclical: 0.8%
193,216	CoreLogic, Inc. TL B 1L, 8.638%, (US0001M + 3.500%), 06/02/28	173,359	0.1
149,625	Fugue Finance B.V. 2023 USD Term Loan B, 9.764%, (TSFR1M + 4.500%), 01/31/28	148,877	0.1
330,034	Indy US Bidco, LLC 2023 USD Incremental Term Loan B, 10.892%, (TSFR1M + 6.250%), 03/06/28	297,856	0.3
375,000	KUEHG Corp. 2023 Term Loan, 10.172%, (TSFR1M + 5.000%), 05/23/30	358,594	0.3
		978,686	0.8

	Containers & Glass Products: 1.8%
301,798	Plastipak Packaging, Inc. 2021 Term Loan B, 7.688%, (US0001M + 2.500%), 12/01/28	299,188	0.2
125,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 11.863%, (US0003M + 6.750%), 10/01/29	78,125	0.1
493,890	Pro Mach Group, Inc. 2021 Term Loan B, 9.154%, (US0001M + 4.000%), 08/31/28	489,671	0.4
746,084	Titan Acquisition Limited 2018 Term Loan B, 8.151%, (US0003M + 3.000%), 03/28/25	709,660	0.6
39,908	Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 9.159%, (US0003M + 4.000%), 09/15/28	38,192	0.0
493,763	Trident TPI Holdings, Inc. 2022 USD Incremental Term Loan, 10.148%, (TSFR1M + 5.250%), 09/15/28	474,321	0.4
120,000	Valcour Packaging LLC 2021 2nd Lien Term Loan, 12.094%, (US0001M + 7.000%), 10/04/29	75,200	0.1
		2,164,357	1.8

	Drugs: 0.3%
366,911	Amneal Pharmaceuticals LLC 2018 Term Loan B, 8.654%, (TSFR1M + 3.500%), 05/04/25	328,202	0.3

	Electronics/Electrical: 1.9%
411,888	Altar Bidco, Inc. 2021 Term Loan, 6.608%, (US0003M + 3.350%), 02/01/29	393,353	0.3
391,875	Chamberlain Group Inc Term Loan B, 8.404%, (TSFR1M + 3.250%), 11/03/28	372,608	0.3
506,688	Cloudera, Inc. 2021 Term Loan, 9.003%, (TSFR1M + 3.750%), 10/08/28	486,990	0.4
282,150	Creation Technologies Inc. 2021 Term Loan, 10.723%, (US0003M + 5.500%), 10/05/28	258,167	0.2
150,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 12.018%, (TSFR1M + 6.750%), 03/30/29	132,750	0.1
198,655	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 9.018%, (TSFR1M + 3.750%), 03/31/28	192,406	0.2
276,784	II-VI Incorporated 2022 Term Loan B, 8.018%, 07/02/29	274,189	0.2
177,750	Illuminate Merger Sub Corp. 1st Lien Term Loan, 8.476%, (US0003M + 3.000%), 07/21/28	169,751	0.2
		2,280,214	1.9

	Energy: 1.3%
330,000	Brazos Delaware II, LLC 2023 Term Loan B, 8.805%, (TSFR1M + 3.750%), 02/11/30	322,919	0.3
591,066	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 9.223%, (US0003M + 4.000%), 07/31/26	578,414	0.5
371,641	Oryx Midstream Services Permian Basin LLC Term Loan B, 8.405%, (TSFR1M + 3.250%), 10/05/28	366,298	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Energy: (continued)
246,875	Profrac Services, LLC 2022 Term Loan, 12.420%, (SOFRRATE + 7.250%), 03/04/25	$245,486	0.2
		1,513,117	1.3

	Equipment Leasing: 0.2%
193,432	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 8.563%, (US0003M + 3.250%), 02/17/28	191,135	0.2

	Financial: 4.0%
215,000	Advisor Group, Inc. 2021 Term Loan, 9.654%, (US0001M + 4.500%), 07/31/26	213,461	0.2
309,225	Alliant Holdings Intermediate, LLC 2023 Term Loan B5, 8.559%, (TSFR1M + 3.500%), 11/05/27	302,010	0.2
698,250	AmWINS Group, Inc. 2023 Incremental Term Loan B, 8.003%, (TSFR1M + 2.750%), 02/19/28	693,188	0.6
406,938	Aretec Group, Inc. 2018 Term Loan, 9.503%, (TSFR1M + 4.250%), 10/01/25	405,878	0.3
786,576	Citadel Securities LP 2021 Term Loan B, 7.768%, (TSFR1M + 2.500%), 02/02/28	777,482	0.6
642,357	Edelman Financial Center, LLC 2021 Term Loan B, 8.904%, (US0001M + 3.750%), 04/07/28	617,586	0.5
221,904	Focus Financial Partners, LLC 2021 Term Loan, 7.653%, (TSFR1M + 2.500%), 06/30/28	216,356	0.2
243,775	Focus Financial Partners, LLC 2022 Term Loan B5, 8.403%, (TSFR1M + 3.250%), 06/30/28	238,834	0.2
80,000	Focus Financial Partners, LLC 2023 Term Loan B6, 8.672%, (TSFR1M + 3.500%), 06/30/28	78,750	0.1
412,800	Forest City Enterprises, L.P. 2019 Term Loan B, 8.768%, (US0001M + 3.500%), 12/08/25	326,370	0.3
290,575	HighTower Holdings LLC 2021 Term Loan B, 9.127%, (US0001M + 4.000%), 04/21/28	274,593	0.2
205,000	RHP Hotel Properties, LP 2023 Term Loan B, 7.922%, (TSFR1M + 2.750%), 05/18/30	204,392	0.2
523,515	Victory Capital Holdings, Inc. 2021 Term Loan B, 7.287%, (TSFR1M + 2.250%), 07/01/26	520,636	0.4
		4,869,536	4.0

	Financial Intermediaries: 0.6%
380,197	AqGen Island Holdings, Inc. Term Loan, 8.688%, (US0001M + 3.500%), 08/02/28	365,623	0.3
311,850	VFH Parent LLC 2022 Term Loan B, 8.198%, (SOFRRATE + 3.000%), 01/13/29	305,321	0.3
		670,944	0.6

	Food Products: 1.8%
603,177	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 8.850%, (TSFR1M + 3.750%), 10/01/25	537,958	0.4
180,000	BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 12.409%, (US0003M + 7.250%), 06/08/29	160,200	0.1
425,700	CHG PPC Parent LLC 2021 Term Loan, 8.188%, (US0001M + 3.000%), 12/08/28	419,581	0.4
305,838	Dessert Holdings Inc. Term Loan, 9.159%, (US0003M + 4.000%), 06/09/28	276,783	0.2
440,539	IRB Holding Corp 2022 Term Loan B, 8.253%, (TSFR1M + 3.000%), 12/15/27	428,739	0.4
306,171	Sigma Bidco B.V. 2018 USD Term Loan B, 7.460%, (TSFR1M + 3.000%), 07/02/25	296,494	0.3
		2,119,755	1.8

	Food Service: 0.0%
38,188	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 11.986%, (US0003M + 6.750%), 07/30/29	34,751	0.0

	Food/Drug Retailers: 0.8%
415,050	Moran Foods, LLC 2022 Extended 2nd Lien Term Loan, 14.465%, (TSFR3M + 4.680%), 12/31/26	300,911	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food/Drug Retailers: (continued)
487,311		Moran Foods, LLC 2022 Extended Term Loan, 12.215%, (TSFR3M + 4.680%), 06/30/26	$443,453	0.4
243,465	(3)	Moran Foods, LLC Incremental FLSO Loan, 12.215%, (TSFR3M + 4.680%), 06/30/26	176,512	0.2
			920,876	0.8

		Health Care: 3.8%
281,347		ADMI Corp. 2021 Term Loan B2, 8.529%, (US0001M + 3.375%), 12/23/27	258,663	0.2
217,250		ANI Pharmaceuticals, Inc Term Loan B, 11.154%, (US0001M + 6.000%), 04/27/28	215,756	0.2
84,132	(1)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 8.142%, (SOFRRATE + 3.500%), 02/15/29	79,488	0.1
684,851		Athenahealth, Inc. 2022 Term Loan B, 8.598%, (TSFR1M + 3.500%), 02/15/29	647,042	0.5
418,688		Bausch Health Companies Inc. 2022 Term Loan B, 10.416%, (TSFR1M + 5.250%), 02/01/27	332,399	0.3
167,025		CBI Buyer, Inc. Term Loan, 8.362%, (US0003M + 3.250%), 01/06/28	104,391	0.1
284,446		CCRR Parent, Inc Term Loan B, 8.910%, (US0001M + 3.750%), 03/06/28	273,068	0.2
300,000		Covetrus, Inc. 2022 1st Lien Term Loan, 9.898%, (TSFR1M + 5.000%), 10/13/29	278,188	0.2
351	(4)	Envision Healthcare Corporation 2022 1st Lien Term Loan, 13.047%, (TSFR1M + 7.875%), 03/31/27	323	0.0
210,699		Gloves Buyer, Inc. 2021 Term Loan, 9.154%, (US0001M + 4.000%), 12/29/27	201,218	0.2
322,001		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 8.614%, (TSFR1M + 3.250%), 11/01/28	300,014	0.2
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 12.248%, (US0003M + 7.250%), 03/02/29	78,750	0.1
160,525		Pacific Dental Services,LLC 2021 Term Loan, 8.627%, (US0003M + 3.500%), 05/05/28	159,053	0.1
384,209		Pathway Vet Alliance LLC 2021 Term Loan, 8.904%, (US0001M + 3.750%), 03/31/27	325,777	0.3
285,180		Phoenix Guarantor Inc 2020 Term Loan B, 8.404%, (US0001M + 3.250%), 03/05/26	276,625	0.2
147,375		Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 9.476%, (US0003M + 4.000%), 06/22/26	120,479	0.1
147,000		PointClickCare Technologies, Inc. Term Loan B, 8.188%, (US0001M + 3.000%), 12/29/27	144,060	0.1
244,397		RxBenefits, Inc. 2020 Term Loan, 9.669%, (US0003M + 4.500%), 12/20/27	241,036	0.2
490,000		Sotera Health Holdings, LLC 2021 Term Loan, 8.023%, (US0003M + 2.750%), 12/11/26	473,973	0.4
122,051		Tecomet Inc. 2017 Repriced Term Loan, 8.891%, (US0006M + 3.500%), 05/01/24	120,831	0.1
			4,631,134	3.8

		Home Furnishings: 0.2%
279,325		Weber-Stephen Products LLC Term Loan B, 8.350%, (TSFR1M + 3.250%), 10/30/27	247,377	0.2

		Industrial: 3.4%
138,000		ADS Tactical, Inc. 2021 Term Loan B, 10.904%, (US0001M + 5.750%), 03/19/26	130,410	0.1
182,225		Aegion Corporation Term Loan, 9.904%, (US0003M + 4.750%), 05/17/28	178,504	0.2
423,550		Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 9.003%, (TSFR1M + 3.750%), 05/12/28	398,902	0.3
385,000		Belfor Holdings Inc. 2022 Incremental Term Loan, 9.403%, (SOFRRATE + 4.250%), 04/06/26	384,519	0.3
154,225		Brown Group Holding LLC 2022 Term Loan B2 1L, 8.931%, (TSFR1M + 3.750%), 07/02/29	152,336	0.1

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Industrial: (continued)
188,807		Covanta Holding Corporation 2021 Term Loan B, 7.653%, (TSFR1M + 2.500%), 11/30/28	$186,250	0.2
14,286		Covanta Holding Corporation 2021 Term Loan C, 7.653%, (TSFR1M + 2.500%), 11/30/28	14,092	0.0
355,000		Crown Subsea Communications Holding,Inc. 2023 Incremental Term Loan, 10.358%, (TSFR1M + 5.250%), 04/27/27	354,778	0.3
147,375		Denali Water Solutions Term Loan B, 9.298%, (TSFR1M + 4.250%), 03/27/28	131,164	0.1
275,000		Emrld Borrower LP Term Loan B, 8.172%, (TSFR1M + 3.000%), 05/04/30	272,207	0.2
202,270		ENC Holding Corporation 2021 Term Loan, 9.409%, (US0003M + 4.250%), 08/19/28	190,134	0.2
18,253	(1)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/19/28	17,158	0.0
165,000		LSF11 Trinity Bidco, Inc. Term Loan, 9.672%, (TSFR1M + 4.500%), 04/27/30	162,525	0.1
360,000		Neptune Bidco US Inc 2022 USD Term Loan B, 10.004%, (TSFR1M + 5.000%), 04/11/29	323,010	0.3
120,827		Plaze, Inc. 2020 Incremental Term Loan, 9.018%, (US0001M + 3.750%), 08/03/26	109,953	0.1
168,150		Project Castle, Inc. Term Loan B 1L, 10.391%, (TSFR1M + 5.500%), 06/01/29	147,131	0.1
293,278		Quikrete Holdings, Inc. 2021 Term Loan B1, 8.154%, (US0001M + 3.000%), 03/18/29	291,720	0.2
353		Refficiency Holdings LLC 2021 Term Loan, 9.003%, (TSFR1M + 3.750%), 12/16/27	348	0.0
344,133		Smyrna Ready Mix Concrete, LLC Term Loan B, 9.503%, (TSFR1M + 4.250%), 04/02/29	343,703	0.3
324,000		U.S. Silica Company 2023 Term Loan B, 10.003%, (TSFR1M + 4.750%), 03/25/30	319,815	0.3
			4,108,659	3.4

		Industrial Equipment: 1.4%
242,828		AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 8.797%, (US0003M + 3.750%), 07/31/28	234,177	0.2
320,000		Chart Industries, Inc. 2023 Term Loan B, 8.916%, (TSFR1M + 3.750%), 03/15/30	318,200	0.3
245,625		CMBF LLC Term Loan, 11.108%, (US0003M + 6.000%), 08/02/28	219,834	0.2
405,000		Filtration Group Corporation 2023 USD Term Loan, 9.422%, (TSFR1M + 4.250%), 10/31/28	402,216	0.3
169,926		SPX Flow, Inc. 2022 Term Loan, 9.753%, (TSFR1M + 4.500%), 04/05/29	161,004	0.1
431,200		Watlow Electric Manufacturing Company Term Loan B, 9.057%, (US0003M + 3.750%), 03/02/28	419,881	0.3
			1,755,312	1.4

		Insurance: 2.3%
880,418		Acrisure, LLC 2020 Term Loan B, 8.654%, (US0001M + 3.500%), 02/15/27	821,953	0.7
241,938		Acrisure, LLC 2021 First Lien Term Loan B, 9.404%, (US0001M + 4.250%), 02/15/27	230,294	0.2
559,350		AssuredPartners, Inc. 2022 Term Loan, 8.653%, (TSFR1M + 3.500%), 02/12/27	545,133	0.5
210,000		Broadstreet Partners, Inc. 2023 Term Loan B3, 8.993%, (TSFR1M + 4.000%), 01/27/29	207,165	0.2
285,000		IMA Financial Group, Inc. Term Loan, 8.534%, (US0001M + 3.500%), 11/01/28	279,656	0.2
398,041		OneDigital Borrower LLC 2021 Term Loan, 9.503%, (SOFRRATE + 4.250%), 11/16/27	388,090	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Insurance: (continued)
297,375		Ryan Specialty Group, LLC Term Loan, 8.253%, (TSFR1M + 3.000%), 09/01/27	$297,143	0.2
			2,769,434	2.3

		Leisure Good/Activities/Movies: 1.1%
170,000		Cinemark USA, Inc. 2023 Term Loan B, 8.922%, (TSFR1M + 3.750%), 05/24/30	167,662	0.2
147,891		Fender Musical Instruments Corporation 2021 Term Loan B, 9.166%, (SOFRRATE + 4.000%), 12/01/28	139,572	0.1
292,902		Hayward Industries, Inc. 2022 Term Loan, 8.503%, (TSFR1M + 3.250%), 05/30/28	285,007	0.2
148,125		Lakeshore Intermediate LLC Term Loan, 8.768%, (US0001M + 3.500%), 09/29/28	145,070	0.1
285,000		Renaissance Learning, Inc. 2018 Add On Term Loan, 9.903%, (TSFR1M + 4.750%), 04/05/30	279,122	0.2
185,325		The Knot Worldwide Inc. 2022 Term Loan, 9.688%, (TSFR1M + 4.500%), 12/19/25	184,861	0.2
150,000		Topgolf Callaway Brands Corp. Term Loan B, 8.753%, (TSFR1M + 3.500%), 03/15/30	148,085	0.1
			1,349,379	1.1

		Lodging & Casinos: 2.2%
358,158	(2)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 14.476%, (US0003M + 2.000%) (PIK Rate 7.000%, Cash Rate 6.953%), 09/29/25	322,342	0.3
373,965	(2)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 15.575%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 6.953%), 09/29/26	205,681	0.2
175,431		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 7.904%, (US0003M + 2.750%), 09/18/24	164,921	0.1
348,241		Fertitta Entertainment, LLC 2022 Term Loan B, 9.153%, (SOFRRATE + 4.000%), 01/27/29	335,987	0.3
220,947		Flynn Restaurant Group LP 2021 Term Loan B, 9.518%, (TSFR1M + 4.250%), 12/01/28	215,976	0.2
125,000		Golden Entertainment, Inc. 2023 Term Loan B, 7.922%, (TSFR1M + 2.750%), 05/22/30	124,531	0.1
250,000		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 6.950%, (US0001M + 1.750%), 06/22/26	249,141	0.2
215,000		Kingpin Intermediate Holdings LLC 2023 Term Loan B, 8.653%, (TSFR1M + 3.500%), 02/08/28	214,238	0.2
327,500	(3),(4),(5),(6)	NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	–	0.0
333,325		Scientific Games Holdings LP 2022 USD Term Loan B, 8.421%, (TSFR1M + 3.500%), 04/04/29	322,246	0.2
483,129		Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 8.358%, (US0003M + 3.250%), 10/02/28	463,099	0.4
			2,618,162	2.2

		Oil & Gas: 0.9%
63,483		Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 9.660%, (US0001M + 4.500%), 10/28/27	58,405	0.0
209,100		M6 ETX Holdings II Midco LLC 2022 Term Loan B 1L, 9.682%, (TSFR1M + 4.500%), 09/19/29	206,172	0.2
190,751		TransMontaigne Operating Company L.P. Term Loan B, 8.640%, (US0003M + 3.500%), 11/17/28	186,459	0.2
476,602		Traverse Midstream Partners LLC 2017 Term Loan, 8.726%, (TSFR1M + 3.750%), 02/16/28	470,346	0.4
160,000		Whitewater Whistler Holdings, LLC 2023 Term Loan B, 8.148%, (TSFR1M + 3.250%), 02/15/30	159,817	0.1
			1,081,199	0.9

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Radio & Television: 0.7%
182,639		Clear Channel Outdoor Holdings, Inc. Term Loan B, 8.807%, (TSFR1M + 3.500%), 08/21/26	$172,313	0.1
212,347		CMG Media Corporation 2021 Term Loan, 8.659%, (US0003M + 3.500%), 12/17/26	175,505	0.1
1,718,469	(4),(5),(6)	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 8.422%, (TSFR1M + 3.250%), 08/24/26	88,072	0.1
250,071		Gray Television, Inc. 2021 Term Loan D, 8.108%, (TSFR1M + 3.000%), 12/01/28	238,368	0.2
2,538		Sinclair Television Group Inc. Term Loan B2B, 7.768%, (TSFR1M + 2.500%), 09/30/26	2,244	0.0
182,688		WideOpenWest Finance LLC 2021 Term Loan B, 7.898%, (TSFR1M + 3.000%), 12/20/28	177,649	0.2
			854,151	0.7

		Rail Industries: 0.7%
191,809		Avis Budget Car Rental, LLC 2022 Term Loan C, 8.753%, (TSFR1M + 3.500%), 03/16/29	191,785	0.2
1,016		Kenan Advantage Group, Inc. 2021 Term Loan B1, 9.477%, (TSFR1M + 3.750%), 03/24/26	1,010	0.0
270,000		Kenan Advantage Group, Inc. 2023 Term Loan, 9.727%, (TSFR1M + 4.000%), 03/24/26	268,523	0.2
379,050		Uber Technologies, Inc. 2023 Term Loan B, 7.870%, (TSFR1M + 2.750%), 03/03/30	376,296	0.3
			837,614	0.7

		Retailers (Except Food & Drug): 1.4%
477,228		Anastasia Parent, LLC 2018 Term Loan B, 8.909%, (US0003M + 3.750%), 08/11/25	372,280	0.3
871		Empire Today, LLC 2021 Term Loan B, 10.108%, (US0001M + 5.000%), 04/03/28	666	0.0
726,097		Great Outdoors Group, LLC 2021 Term Loan B1, 8.904%, (US0001M + 3.750%), 03/06/28	706,886	0.6
150,000		Sally Holdings, LLC 2023 Term Loan B, 7.653%, (TSFR1M + 2.500%), 02/28/30	149,906	0.1
590,769		Staples, Inc. 7 Year Term Loan, 10.299%, (US0003M + 5.000%), 04/16/26	502,993	0.4
			1,732,731	1.4

		Technology: 10.4%
260,902		24-7 Intouch Inc 2018 Term Loan, 9.904%, (US0001M + 4.750%), 08/25/25	255,684	0.2
198,433		ABC Financial Services, Inc. 1st Lien Term Loan, 9.404%, (US0001M + 4.250%), 01/02/25	194,465	0.2
225,000		Altar Bidco, Inc. 2021 2nd Lien Term Loan, 10.493%, (TSFR1M + 5.600%), 02/01/30	199,512	0.2
519,750		AppLovin Corporation 2021 Term Loan B, 8.253%, (TSFR1M + 3.100%), 10/25/28	513,253	0.4
255,000		Asurion LLC 2021 2nd Lien Term Loan B3, 10.404%, (US0001M + 5.250%), 01/31/28	210,922	0.2
240,713		Atlas Purchaser, Inc. 2021 Term Loan, 10.385%, (US0003M + 5.250%), 05/08/28	167,536	0.1
403,964		Avaya, Inc. 2023 Exit Term Loan, 12.528%, (TSFR1M + 8.500%), 08/01/28	372,657	0.3
745,621		Banff Merger Sub Inc 2021 USD Term Loan, 8.904%, (US0001M + 3.750%), 10/02/25	736,332	0.6
387,784		Bright Bidco B.V. 2022 Exit Term Loan, 14.045%, 10/31/27	248,182	0.2
159,982		Constant Contact Inc Term Loan, 9.198%, (US0003M + 4.000%), 02/10/28	148,816	0.1
295,259		Cornerstone OnDemand, Inc. 2021 Term Loan, 8.904%, (US0001M + 3.750%), 10/16/28	266,656	0.2
275,000		Cvent, Inc. 2023 Term Loan B, 8.922%, (TSFR1M + 3.750%), 05/17/30	272,250	0.2
36,235		Cyxtera DC Holdings, Inc. 2023 Term Loan, 10.160%, (TSFR1M + 7.000%), 05/01/24	35,872	0.0
393,571		Helios Software Holdings, Inc. 2021 USD Term Loan B, 8.916%, (TSFR1M + 3.750%), 03/11/28	381,846	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Technology: (continued)
88,000		Hyland Software, Inc. 2021 2nd Lien Term Loan, 11.404%, (US0001M + 6.250%), 07/07/25	$84,040	0.1
203,378		Imperva, Inc. 1st Lien Term Loan, 9.337%, (US0003M + 4.000%), 01/12/26	181,769	0.2
455,000		Imperva, Inc. 2nd Lien Term Loan, 13.129%, (US0003M + 7.750%), 01/11/27	361,270	0.3
159,966		Indy US Bidco, LLC 2023 USD Fifth Amendment Incremental Term Loan, 11.403%, (TSFR1M + 6.250%), 03/06/28	144,369	0.1
150,000		Ivanti Software, Inc. 2021 2nd Lien Term Loan, 12.212%, (US0001M + 7.250%), 12/01/28	96,281	0.1
156,800		Ivanti Software, Inc. 2021 Add On Term Loan B, 8.984%, (US0001M + 4.000%), 12/01/27	130,183	0.1
883,355		Ivanti Software, Inc. 2021 Term Loan B, 9.212%, (US0001M + 4.250%), 12/01/27	741,650	0.6
255,882		LogMeIn, Inc. Term Loan B, 9.904%, (US0001M + 4.750%), 08/31/27	156,408	0.1
506,627		Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 10.030%, (US0003M + 4.750%), 07/27/28	361,288	0.3
265,000		Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 13.530%, (US0003M + 8.250%), 07/27/29	163,858	0.1
461,513		McAfee, LLC 2022 USD Term Loan B, 8.843%, (TSFR1M + 3.750%), 03/01/29	433,739	0.4
121,949		Misys (Finastra) - TL B 1L, 8.655%, (US0003M + 3.500%), 06/13/24	116,278	0.1
175,000		Misys (Finastra) USD 2nd Lien Term Loan, 12.405%, (US0003M + 7.250%), 06/13/25	149,967	0.1
750,000		Open Text Corporation 2022 Term Loan B, 8.753%, (TSFR1M + 3.500%), 01/31/30	749,531	0.6
225,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 12.695%, (SOFRRATE + 7.500%), 02/01/30	163,406	0.1
945,337		Redstone Buyer LLC 2021 Term Loan, 10.005%, (US0003M + 4.750%), 04/27/28	810,627	0.7
609,431	(2)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 11.330%, (US0003M + 8.000%) (PIK Rate 2.000%, Cash Rate 11.330%), 12/07/26	150,834	0.1
73,003		Sabre GLBL Inc. 2021 Term Loan B1, 8.768%, (TSFR1M + 3.500%), 12/17/27	53,475	0.1
113,494		Sabre GLBL Inc. 2021 Term Loan B2, 8.768%, (TSFR1M + 3.500%), 12/17/27	83,229	0.1
242,598		Sabre GLBL, Inc. 2022 Term Loan B2 1L, 10.253%, (TSFR1M + 5.000%), 06/30/28	180,735	0.2
267,423		SkillSoft Corporation 2021 Term Loan, 10.419%, (TSFR1M + 5.250%), 07/14/28	228,981	0.2
207,530		Sovos Compliance, LLC 2021 Term Loan, 9.654%, (US0001M + 4.500%), 08/11/28	198,080	0.2
239,400		Tibco Software Inc. 2022 USD Term Loan, 9.498%, (TSFR1M + 4.500%), 03/30/29	222,174	0.2
900,000		Travelport Finance (Luxembourg) S.a.r.l. 2023 Consented Term Loan, 13.672%, (TSFR1M + 8.500%), 05/29/26	562,500	0.5
38,251		Turing Midco LLC 2021 Term Loan B, 7.654%, (US0001M + 2.500%), 03/24/28	38,009	0.0
860,000		Ultimate Software Group Inc (The) 2023 Incremental Term Loan, 9.672%, (TSFR1M + 4.500%), 05/04/26	843,342	0.7
808,122		Veritas US Inc. 2021 USD Term Loan B, 10.153%, (US0003M + 5.000%), 09/01/25	615,309	0.5
193,250		Virgin Pulse, Inc. 2021 Term Loan, 9.268%, (TSFR1M + 4.000%), 04/06/28	174,408	0.1
210,000		World Wide Technology Holding Co. LLC Term Loan, 8.384%, (TSFR1M + 3.250%), 03/01/30	208,163	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Technology: (continued)
151,892		Xperi Corporation 2020 Term Loan B, 8.654%, (US0001M + 3.500%), 06/08/28	$150,468	0.1
			12,558,354	10.4

		Telecommunications: 1.4%
304,310		Altice France S.A. USD Term Loan B11, 8.023%, (US0003M + 2.750%), 07/31/25	282,247	0.2
602,317		CCI Buyer, Inc. Term Loan, 8.898%, (TSFR1M + 4.000%), 12/17/27	574,398	0.5
600,000		Telesat Canada Term Loan B5, 8.030%, (US0003M + 2.750%), 12/07/26	347,329	0.3
283,575		Venga Finance Sarl 2021 USD Term Loan B, 10.275%, (TSFR1M + 4.750%), 06/28/29	267,535	0.2
194,204		Virgin Media Bristol LLC 2020 USD Term Loan Q, 8.357%, (US0001M + 3.250%), 01/31/29	188,863	0.2
			1,660,372	1.4

		Utilities: 0.8%
644,108		Nautilus Power, LLC 2023 Term Loan B, 10.240%, (TSFR1M + 5.250%), 11/16/26	484,691	0.4
542,470		Waterbridge Midstream Operating LLC Term Loan B, 11.005%, (US0003M + 5.750%), 06/22/26	536,791	0.4
			1,021,482	0.8

	Total Senior Loans
	(Cost $74,176,658)		68,349,742	56.5

CORPORATE BONDS/NOTES: 54.0%
		: 1.8%
180,000	#	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/29	151,837	0.1
180,000	#	Brinker International, Inc., 5.000%, 10/01/24	177,095	0.1
200,000	#	Burford Capital Global Finance LLC, 6.250%, 04/15/28	187,021	0.2
200,000	#	CSC HOLDINGS LLC, 11.250%, 05/15/28	189,734	0.2
200,000	#	IQVIA, Inc., 6.500%, 05/15/30	203,632	0.2
325,000	#	Match Group Holdings II LLC, 5.625%, 02/15/29	306,441	0.3
180,000	#	Northern Oil and Gas, Inc., 8.750%, 06/15/31	176,291	0.1
95,000	#	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/31	96,781	0.1
540,000	#	Venture Global LNG, Inc., 8.125%, 06/01/28	543,315	0.4
180,000	#	ZF North America Capital, Inc., 6.875%, 04/14/28	180,957	0.1
			2,213,104	1.8

		Basic Materials: 4.2%
110,000	#	ASP Unifrax Holdings, Inc., 5.250%, 09/30/28	82,981	0.1
195,000	#	ASP Unifrax Holdings, Inc., 7.500%, 09/30/29	134,854	0.1
390,000	#	Cleveland-Cliffs, Inc., 4.625%, 03/01/29	347,101	0.3
220,000	#	Coeur Mining, Inc., 5.125%, 02/15/29	185,600	0.2
150,000	#	Consolidated Energy Finance S.A., 5.625%, 10/15/28	127,976	0.1
250,000	#	Constellium SE, 5.625%, 06/15/28	238,437	0.2
400,000	#	First Quantum Minerals Ltd., 6.875%, 10/15/27	381,440	0.3
425,000	#	HudBay Minerals, Inc., 4.500%, 04/01/26	389,972	0.3
195,000	#	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/28	170,531	0.1
200,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	183,754	0.2
150,000	#,(7)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/26	141,000	0.1
195,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	166,783	0.1
305,000	#	Mativ, Inc., 6.875%, 10/01/26	268,039	0.2
475,000	#	Novelis Corp., 4.750%, 01/30/30	421,987	0.4
275,000	#	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/30	248,090	0.2
445,000		Olin Corp., 5.625%, 08/01/29	426,906	0.4
400,000	#	Olympus Water US Holding Corp., 6.250%, 10/01/29	297,371	0.2
200,000	#	SPCM SA, 3.125%, 03/15/27	183,299	0.2
200,000	#	Taseko Mines Ltd., 7.000%, 02/15/26	179,465	0.1
250,000	#	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/25	197,131	0.2
350,000	#	Tronox, Inc., 4.625%, 03/15/29	284,501	0.2
			5,057,218	4.2

		Communications: 6.9%
200,000	#	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/28	154,756	0.1

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
400,000	#	Altice France Holding SA, 6.000%, 02/15/28	$198,368	0.2
400,000	#	Altice France SA/France, 5.500%, 10/15/29	290,640	0.2
70,000		AMC Networks, Inc., 4.250%, 02/15/29	39,997	0.0
225,000	#	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/26	148,605	0.1
1,275,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	1,076,825	0.9
375,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	252,684	0.2
255,000	#	CommScope, Inc., 4.750%, 09/01/29	201,165	0.2
200,000	#	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/26	193,078	0.2
140,000		CSC Holdings LLC, 5.250%, 06/01/24	129,998	0.1
525,000	#	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/27	463,020	0.4
275,000	#	DISH DBS Corp., 5.250%, 12/01/26	217,744	0.2
400,000		DISH DBS Corp., 7.375%, 07/01/28	204,999	0.2
200,000		Embarq Corp., 7.995%, 06/01/36	99,680	0.1
85,000	#	GCI LLC, 4.750%, 10/15/28	71,872	0.1
150,000	#	iHeartCommunications, Inc., 5.250%, 08/15/27	105,544	0.1
200,000	#	ION Trading Technologies Sarl, 5.750%, 05/15/28	166,446	0.1
400,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	371,672	0.3
115,000	#	Level 3 Financing, Inc., 10.500%, 05/15/30	109,389	0.1
165,000	#	McGraw-Hill Education, Inc., 8.000%, 08/01/29	137,957	0.1
305,000	#	Millennium Escrow Corp., 6.625%, 08/01/26	209,030	0.2
250,000		Paramount Global, 6.250%, 02/28/57	185,408	0.1
225,000	#	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/28	113,329	0.1
475,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	431,261	0.4
195,000	#	Spanish Broadcasting System, Inc., 9.750%, 03/01/26	127,589	0.1
220,000	#	Stagwell Global LLC, 5.625%, 08/15/29	189,079	0.2
325,000		Telecom Italia Capital SA, 6.375%, 11/15/33	283,709	0.2
165,000	#	Uber Technologies, Inc., 8.000%, 11/01/26	168,434	0.1
625,000	#	Univision Communications, Inc., 6.625%, 06/01/27	592,646	0.5
140,000	#	Urban One, Inc., 7.375%, 02/01/28	126,155	0.1
365,000	#	ViaSat, Inc., 5.625%, 09/15/25	351,148	0.3
85,000	#	ViaSat, Inc., 5.625%, 04/15/27	79,704	0.1
300,000	#	Viavi Solutions, Inc., 3.750%, 10/01/29	252,967	0.2
200,000	#	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/28	174,045	0.1
300,000	#	Vmed O2 UK Financing I PLC, 4.750%, 07/15/31	246,972	0.2
250,000	#	Zayo Group Holdings, Inc., 6.125%, 03/01/28	150,883	0.1
			8,316,798	6.9

		Consumer, Cyclical: 13.8%
225,000	#	1011778 BC ULC / New Red Finance, Inc., 4.375%, 01/15/28	206,891	0.2
365,000	#	Academy Ltd., 6.000%, 11/15/27	352,820	0.3
400,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	379,017	0.3
275,000	#	Affinity Gaming, 6.875%, 12/15/27	240,927	0.2
375,000	#	Allison Transmission, Inc., 5.875%, 06/01/29	362,200	0.3
695,000	#	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/26	682,706	0.6
245,000	#	Arko Corp., 5.125%, 11/15/29	193,184	0.2
400,000		Asbury Automotive Group, Inc., 4.500%, 03/01/28	365,344	0.3
475,000	#	Bath & Body Works, Inc., 6.625%, 10/01/30	453,132	0.4
300,000	#	Caesars Entertainment, Inc., 4.625%, 10/15/29	259,009	0.2
250,000	#	Caesars Entertainment, Inc., 6.250%, 07/01/25	249,471	0.2
800,000	#	Carnival Corp., 4.000%, 08/01/28	698,472	0.6
150,000	#	CCM Merger, Inc., 6.375%, 05/01/26	145,160	0.1
33,000	#	Cinemark USA, Inc., 8.750%, 05/01/25	33,622	0.0
250,000	#	Crocs, Inc., 4.250%, 03/15/29	215,790	0.2
325,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/26	341,436	0.3
195,000	#	Foot Locker, Inc., 4.000%, 10/01/29	146,544	0.1
1,700,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	1,537,955	1.3
300,000	#	Gap, Inc./The, 3.625%, 10/01/29	211,484	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
125,000	#	Golden Entertainment, Inc., 7.625%, 04/15/26	$125,310	0.1
200,000	#	Hanesbrands, Inc., 4.875%, 05/15/26	186,575	0.2
300,000	#	Installed Building Products, Inc., 5.750%, 02/01/28	281,376	0.2
365,000	#	Interface, Inc., 5.500%, 12/01/28	285,101	0.2
600,000	#	International Game Technology PLC, 6.250%, 01/15/27	599,364	0.5
195,000	#	LBM Acquisition LLC, 6.250%, 01/15/29	154,625	0.1
225,000	#	LCM Investments Holdings II LLC, 4.875%, 05/01/29	187,905	0.2
250,000	#	Lions Gate Capital Holdings LLC, 5.500%, 04/15/29	177,804	0.1
325,000		M/I Homes, Inc., 4.950%, 02/01/28	304,478	0.3
325,000	#	Macy's Retail Holdings LLC, 6.125%, 03/15/32	275,803	0.2
350,000	#	Mattel, Inc., 3.750%, 04/01/29	305,895	0.3
200,000	#	Melco Resorts Finance Ltd., 5.375%, 12/04/29	160,629	0.1
180,000		MGM Resorts International, 4.625%, 09/01/26	170,349	0.1
300,000		Murphy Oil USA, Inc., 4.750%, 09/15/29	277,389	0.2
450,000	#	NCL Corp. Ltd, 5.875%, 03/15/26	408,711	0.3
250,000	#	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/29	243,120	0.2
65,000	#	Ritchie Bros Holdings, Inc., 7.750%, 03/15/31	67,829	0.1
765,000	#	Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	705,726	0.6
150,000	#	Royal Caribbean Cruises Ltd., 11.500%, 06/01/25	158,678	0.1
180,000		Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	177,999	0.1
250,000	#	Scientific Games International, Inc., 7.000%, 05/15/28	247,495	0.2
325,000		Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 02/15/28	285,329	0.2
325,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	269,285	0.2
250,000	#	SRS Distribution, Inc., 6.125%, 07/01/29	207,299	0.2
250,000	#	Staples, Inc., 10.750%, 04/15/27	153,592	0.1
275,000	#	Station Casinos LLC, 4.500%, 02/15/28	245,063	0.2
250,000	#	STL Holding Co. LLC, 7.500%, 02/15/26	226,315	0.2
365,000	#	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	354,581	0.3
400,000	#	Tempur Sealy International, Inc., 4.000%, 04/15/29	340,945	0.3
325,000	#	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/29	294,729	0.2
250,000		United Airlines Holdings, Inc., 4.875%, 01/15/25	244,711	0.2
325,000	#	Victoria's Secret & Co., 4.625%, 07/15/29	249,819	0.2
225,000	#	Viking Cruises Ltd., 5.875%, 09/15/27	198,547	0.2
85,000	#	Viking Cruises Ltd., 13.000%, 05/15/25	89,404	0.1
250,000	#	William Carter Co/The, 5.625%, 03/15/27	244,444	0.2
165,000	#	Williams Scotsman International, Inc., 4.625%, 08/15/28	150,950	0.1
475,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	447,161	0.4
80,000	#	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.125%, 02/15/31	80,059	0.1
			16,659,558	13.8

		Consumer, Non-cyclical: 8.0%
275,000	#	Acadia Healthcare Co., Inc., 5.500%, 07/01/28	261,726	0.2
465,000	#	ADT Security Corp./The, 4.125%, 08/01/29	406,382	0.3
675,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/28	660,319	0.5
250,000	#	Alta Equipment Group, Inc., 5.625%, 04/15/26	229,525	0.2
275,000	#	AMN Healthcare, Inc., 4.625%, 10/01/27	254,397	0.2
275,000	#	APi Escrow Corp., 4.750%, 10/15/29	247,413	0.2
165,000	#	BellRing Brands, Inc., 7.000%, 03/15/30	167,438	0.1
400,000	#	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/28	358,539	0.3
350,000	#	CHS/Community Health Systems, Inc., 5.625%, 03/15/27	299,940	0.2
315,000	#	CPI CG, Inc., 8.625%, 03/15/26	304,386	0.3
410,000	#	DaVita, Inc., 4.625%, 06/01/30	351,682	0.3
275,000		Encompass Health Corp., 4.750%, 02/01/30	250,873	0.2
275,000	#	Garda World Security Corp., 7.750%, 02/15/28	276,110	0.2
275,000	#	Graham Holdings Co., 5.750%, 06/01/26	271,936	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000	#	Jazz Securities DAC, 4.375%, 01/15/29	$179,376	0.2
225,000	#	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26	226,084	0.2
200,000	#	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/26	178,715	0.1
275,000	#	Medline Borrower L.P., 3.875%, 04/01/29	237,473	0.2
195,000	#	Medline Borrower L.P., 5.250%, 10/01/29	167,052	0.1
165,000	#	MPH Acquisition Holdings LLC, 5.750%, 11/01/28	118,137	0.1
195,000	#	NESCO Holdings II, Inc., 5.500%, 04/15/29	172,581	0.1
400,000	#	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	339,909	0.3
125,000	#	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/29	64,812	0.1
200,000	#	Picasso Finance Sub, Inc., 6.125%, 06/15/25	199,281	0.2
475,000	#	Post Holdings, Inc., 5.500%, 12/15/29	442,069	0.4
365,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	314,471	0.3
180,000	#	Select Medical Corp., 6.250%, 08/15/26	175,243	0.1
195,000	#	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/29	158,664	0.1
300,000	#	Spectrum Brands, Inc., 5.000%, 10/01/29	268,245	0.2
220,000	#	Teleflex, Inc., 4.250%, 06/01/28	202,596	0.2
500,000		Tenet Healthcare Corp., 4.625%, 06/15/28	465,444	0.4
365,000		Tenet Healthcare Corp., 6.125%, 10/01/28	346,297	0.3
200,000		Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/27	184,530	0.2
290,000	#	Triton Water Holdings, Inc., 6.250%, 04/01/29	242,189	0.2
140,000	#	United Natural Foods, Inc., 6.750%, 10/15/28	130,753	0.1
325,000		United Rentals North America, Inc., 5.250%, 01/15/30	308,427	0.3
200,000	#	Varex Imaging Corp., 7.875%, 10/15/27	198,934	0.2
			9,661,948	8.0

		Energy: 6.7%
425,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/27	407,810	0.3
130,000	#	Antero Resources Corp., 7.625%, 02/01/29	132,418	0.1
450,000		Apache Corp., 4.250%, 01/15/30	404,586	0.3
425,000	#	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	394,775	0.3
280,000	#	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/29	246,135	0.2
200,000	#	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	179,116	0.2
240,000	#	Chord Energy Corp., 6.375%, 06/01/26	236,650	0.2
250,000	#	CNX Midstream Partners LP, 4.750%, 04/15/30	207,324	0.2
325,000	#	Colgate Energy Partners III LLC, 5.875%, 07/01/29	304,693	0.3
325,000	#	Crescent Energy Finance LLC, 7.250%, 05/01/26	302,610	0.3
425,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/27	401,395	0.3
325,000	#	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/28	296,125	0.3
445,000	#	DT Midstream, Inc., 4.125%, 06/15/29	386,499	0.3
300,000	#	Earthstone Energy Holdings LLC, 8.000%, 04/15/27	292,310	0.2
300,000	#	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/28	275,937	0.2
165,000	#	Enerflex Ltd., 9.000%, 10/15/27	160,702	0.1
500,000		EnLink Midstream LLC, 5.375%, 06/01/29	474,443	0.4
425,000	#	Hess Midstream Operations L.P., 5.125%, 06/15/28	398,510	0.3
450,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	406,146	0.3
350,000	#	Kinetik Holdings L.P., 5.875%, 06/15/30	331,996	0.3
350,000	#	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/26	322,891	0.3
400,000		Murphy Oil Corp., 6.375%, 07/15/28	394,712	0.3

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
140,000	#	Nabors Industries, Inc., 7.375%, 05/15/27	$131,684	0.1
220,000		Southwestern Energy Co., 5.375%, 02/01/29	205,133	0.2
305,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	251,444	0.2
390,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	347,741	0.3
134,063	#	Transocean Poseidon Ltd., 6.875%, 02/01/27	131,069	0.1
110,000	#	Transocean, Inc., 7.500%, 01/15/26	102,007	0.1
			8,126,861	6.7

		Financial: 4.4%
275,000		Ally Financial, Inc., 5.750%, 11/20/25	267,316	0.2
140,000	#	Aretec Escrow Issuer, Inc., 7.500%, 04/01/29	119,906	0.1
195,000	#	BroadStreet Partners, Inc., 5.875%, 04/15/29	168,938	0.1
265,000	#	Freedom Mortgage Corp., 7.625%, 05/01/26	231,876	0.2
420,000	#	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/27	356,320	0.3
400,000	#	Midcap Financial Issuer Trust, 6.500%, 05/01/28	352,164	0.3
400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	328,959	0.3
365,000	#	Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/28	316,163	0.2
575,000		Navient Corp., 5.000%, 03/15/27	500,721	0.4
825,000		OneMain Finance Corp., 3.500%, 01/15/27	687,881	0.6
290,000	#	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/28	265,350	0.2
325,000	#	PRA Group, Inc., 5.000%, 10/01/29	244,184	0.2
140,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/29	101,295	0.1
390,000	#	RLJ Lodging Trust L.P., 3.750%, 07/01/26	355,775	0.3
365,000	#	United Wholesale Mortgage LLC, 5.750%, 06/15/27	329,584	0.3
200,000	#	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/29	128,380	0.1
225,000	#	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 10.500%, 02/15/28	218,503	0.2
200,000	#	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/30	159,245	0.1
275,000	#	XHR L.P., 4.875%, 06/01/29	235,806	0.2
			5,368,366	4.4

		Industrial: 6.3%
200,000	#,(7)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/27	155,676	0.1
235,000		Ball Corp., 6.875%, 03/15/28	240,654	0.2
225,000	#	Bombardier, Inc., 7.875%, 04/15/27	222,722	0.2
200,000	#	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/26	185,727	0.1
275,000	#	Builders FirstSource, Inc., 5.000%, 03/01/30	255,226	0.2
235,000	#	Cargo Aircraft Management, Inc., 4.750%, 02/01/28	204,109	0.2
350,000	#	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/28	328,498	0.3
300,000	#	Chart Industries, Inc., 7.500%, 01/01/30	303,396	0.2
225,000	#	Clean Harbors, Inc., 5.125%, 07/15/29	213,532	0.2
195,000	#	Energizer Holdings, Inc., 4.750%, 06/15/28	173,757	0.1
375,000	#	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/28	337,071	0.3
385,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	344,134	0.3
275,000	#	Global Infrastructure Solutions, Inc., 5.625%, 06/01/29	227,199	0.2
300,000	#	GrafTech Finance, Inc., 4.625%, 12/15/28	239,606	0.2
175,000	#	Graham Packaging Co., Inc., 7.125%, 08/15/28	148,556	0.1
390,000	#	Imola Merger Corp., 4.750%, 05/15/29	335,932	0.3
50,000	#,(7)	Intelligent Packaging Holdco Issuer LP, 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/26	36,742	0.0
250,000	#	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/28	209,437	0.2
245,000	#	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/28	233,004	0.2
300,000	#	PGT Innovations, Inc., 4.375%, 10/01/29	274,213	0.2

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
250,000	#	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29	$221,562	0.2
400,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	389,890	0.3
375,000	#	Sealed Air Corp., 4.000%, 12/01/27	342,707	0.3
420,000	#	Sensata Technologies BV, 4.000%, 04/15/29	374,641	0.3
650,000	#	Standard Industries, Inc./NJ, 4.750%, 01/15/28	597,012	0.5
390,000	#	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/29	366,458	0.3
450,000		TransDigm, Inc., 6.375%, 06/15/26	445,195	0.4
275,000	#	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/28	241,482	0.2
			7,648,138	6.3

		Technology: 1.6%
220,000	#	Condor Merger Sub, Inc., 7.375%, 02/15/30	185,235	0.2
250,000	#	Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	218,159	0.2
275,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	265,189	0.2
445,000	#	NCR Corp., 5.125%, 04/15/29	389,803	0.3
400,000	#	Open Text Holdings, Inc., 4.125%, 02/15/30	339,231	0.3
325,000	#	Playtika Holding Corp., 4.250%, 03/15/29	275,967	0.2
175,000	#	Rackspace Technology Global, Inc., 5.375%, 12/01/28	45,016	0.0
330,000	#	Virtusa Corp., 7.125%, 12/15/28	263,495	0.2
			1,982,095	1.6

		Utilities: 0.3%
400,000	#	Vistra Operations Co. LLC, 5.625%, 02/15/27	385,136	0.3

	Total Corporate Bonds/Notes
	(Cost $67,021,902)		65,419,222	54.0

ASSET-BACKED SECURITIES: 0.6%
		Other Asset-Backed Securities: 0.6%
250,000	#	Aimco 2019-10A DR, 8.417%, (US0003M + 2.900%), 07/22/32	236,438	0.2
550,000	#	Benefit Street Partners CLO Ltd. 2019-19A D, 9.317%, (US0003M + 3.800%), 01/15/33	527,104	0.4

	Total Asset-Backed Securities
	(Cost $757,952)		763,542	0.6

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.6%
135,911	(3),(8)	24 Hour Fitness Worldwide, Inc.	$815	0.0
181,068	(3),(8)	24 Hour Fitness Worldwide, Inc. - Preferred	905	0.0
16,999	(3),(8)	Avaya, Inc.	265,609	0.2
25,562	(3),(8)	Cineworld Group PLC	–	0.0
23,578	(8)	Cumulus Media, Inc. Class-A	75,921	0.1
4,081	(3),(8)	GTT Communications, Inc.	53,053	0.0
24,046	(3),(8)	Harvey Gulf International Marine LLC	841,611	0.7
4,941	(3),(8)	iQor	2,471	0.0
41,629	(3)	Longview Power LLC	499,548	0.4
2,581	(3),(8)	Riverbed Technology, Inc.	–	0.0
29,663	(3),(8)	Save-A-Lot, Inc. / Moran Foods	7,653	0.0
42,856	(3),(8)	The Oneida Group (formerly EveryWare Global, Inc.)	429	0.0
13,045	(3),(8)	Yak Access LLC Common Unit Series A	130	0.0
1,333	(3),(8)	Yak Access LLC Common Unit Series B	13	0.0
359,997	(3),(8)	Yak Access LLC Preferred Series A	190,799	0.2
405,896	(3),(8)	Yak Access LLC Preferred Series B1	4,059	0.0
5,711	(3),(8)	Yak Access LLC Preferred Series B2	57	0.0
	Total Equities and Other Assets
	(Cost $2,537,518)		1,943,073	1.6

	Total Investments (Cost $144,494,030)		$136,475,579	112.7
	Liabilities in Excess of Other Assets		(15,376,560)	(12.7)
	Net Assets		$121,099,019	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(1)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note X for additional details.
(2)	All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Senior loan is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

(5)	Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.
(6)	The borrower has filed for protection in federal bankruptcy court.
(7)	All or a portion of this Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(8)	Non-income producing security.

Reference Rate Abbreviations:
EUR001M	1-month EURIBOR
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2023 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2023
Asset Table
Investments, at fair value
Senior Loans	$–	$68,173,230	$176,512	$68,349,742
Corporate Bonds/Notes	–	65,419,222	–	65,419,222
Equities and Other Assets	75,921	–	1,867,152	1,943,073
Asset-Backed Securities	–	763,542	–	763,542
Total Investments, at fair value	$75,921	$134,355,994	$2,043,664	$136,475,579
Other Financial Instruments+
Forward Foreign Currency Contracts	–	1,229	–	1,229
Total Assets	$75,921	$134,357,223	$2,043,664	$136,476,808

(1)	For the period ended May 31, 2023, certain securities have transferred in and out of Level 2 and Level 3 measurements during the year. At May 31, 2023, securities valued at $2,155,488 were transferred from Level 2 to Level 3 within the fair value hierarchy due to a lack of significant other observable inputs.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended May 31, 2023:

	Equities and Other Assets*	Senior Loans**	Total
Assets:
Beginning balance at February 28, 2023	$1,048,773	$-	$1,048,773
Purchases	460,667	-	460,667
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)**	357,712	-	357,712
Transfers into Level 3	-	176,512	176,512
Transfers out of Level 3	-	-	-
Ending balance at May 31, 2023	$1,867,152	$176,512	$2,043,664
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of May 31, 2023***	$357,712	$-	$357,712

* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

** Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.

*** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at May 31, 2023 may be due to securities no longer held or categorized as Level 3 at period end.

Voya Credit Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2023 (Unaudited) (Continued)

At May 31, 2023, the following forward foreign currency contracts were outstanding for Voya Credit Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 36,311	EUR 32,800	State Street Bank & Trust Co.	06/13/23	$1,229
				$1,229

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,605,152
Gross Unrealized Depreciation	(9,623,603)

Net Unrealized Depreciation	$(8,018,451)